Short-term borrowings (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Interest expense	¥ 1,817,000	¥ 919,000	¥ 30,000
Weighted average interest rates		3.89%	4.27%	3.49%	3.49%
Short term borrowings		¥ 39,381,000		$ 9,243	¥ 67,470,000
Other Borrowings					14,670
Ms. Luting Meng [Member]
Equity method investment ownership percentage		100.00%
Beijing Yizhuang International Financing Guarantee Co Ltd [Member]
Short term borrowings					2,000,000
Beijing Zhongguancun Technology Financing Guarantee Co. Ltd. [Member]
Short term borrowings					¥ 3,000,000
MLT Holding Limited [Member]
Proceeds from bank debt		¥ 5,000